Cover	Dec. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2024
Entity File Number	814-00710
Entity Registrant Name	PRINCETON CAPITAL CORPORATION
Entity Central Index Key	0000845385
Entity Tax Identification Number	46-3516073
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	800 Turnpike Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	North Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01845
City Area Code	(978)
Local Phone Number	794-3366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false